UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

QUARTERLY REPORT

July 31, 2011

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 1.3%
United Technologies Corp.	35,300	$2,924,250

Alcoholic Beverages – 4.0%
Diageo PLC	161,809	$3,289,883
Heineken N.V.	28,216	1,667,552
Pernod Ricard S.A.	39,986	3,950,306

		$8,907,741

Apparel Manufacturers – 4.9%
Compagnie Financiere Richemont S.A.	28,755	$1,849,190
Li & Fung Ltd.	1,054,400	1,753,331
LVMH Moet Hennessy Louis Vuitton S.A.	25,161	4,592,231
NIKE, Inc., “B”	28,830	2,599,025

		$10,793,777

Automotive – 0.7%
Johnson Controls, Inc.	44,300	$1,636,885

Broadcasting – 1.0%
Publicis Groupe	44,780	$2,272,829

Brokerage & Asset Managers – 3.9%
BM&F Bovespa S.A.	311,700	$1,822,948
Charles Schwab Corp.	73,470	1,096,907
CME Group, Inc.	6,410	1,853,708
Deutsche Boerse AG NPV (a)	17,286	1,283,641
Franklin Resources, Inc.	20,450	2,596,332

		$8,653,536

Business Services – 8.1%
Accenture PLC, “A”	53,950	$3,190,603
Cognizant Technology Solutions Corp., “A” (a)	13,960	975,385
Compass Group PLC	354,180	3,321,641
Dun & Bradstreet Corp.	29,090	2,110,480
Hays PLC	596,468	875,600
Intertek Group PLC	45,336	1,419,153
LPS Brasil - Consultoria de Imoveis S.A.	59,300	1,300,444
Michael Page International PLC	132,117	1,082,014
MSCI, Inc., “A” (a)	67,110	2,381,734
Verisk Analytics, Inc., “A” (a)	38,060	1,267,398

		$17,924,452

Chemicals – 0.6%
Monsanto Co.	18,270	$1,342,480

Computer Software – 4.0%
Check Point Software Technologies Ltd. (a)	30,690	$1,769,279
Dassault Systemes S.A.	29,798	2,621,242
Oracle Corp.	144,700	4,424,926

		$8,815,447

Computer Software - Systems – 4.7%
Apple, Inc. (a)	11,570	$4,517,854
EMC Corp. (a)	91,080	2,375,366
International Business Machines Corp.	19,240	3,498,794

		$10,392,014

Consumer Products – 4.1%
Colgate-Palmolive Co.	37,010	$3,122,904

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Procter & Gamble Co.	40,160	$2,469,438
Reckitt Benckiser Group PLC	63,672	3,597,910

		$9,190,252

Electrical Equipment – 6.7%
Amphenol Corp., “A”	32,840	$1,605,548
Danaher Corp.	92,930	4,563,792
Legrand S.A.	77,572	3,004,593
Schneider Electric S.A.	16,546	2,384,364
Sensata Technologies Holding B.V. (a)	47,270	1,677,140
W.W. Grainger, Inc.	10,650	1,580,141

		$14,815,578

Electronics – 5.0%
ASML Holding N.V.	63,930	$2,279,105
Microchip Technology, Inc.	77,800	2,625,750
Samsung Electronics Co. Ltd.	2,785	2,229,479
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	326,218	4,032,054

		$11,166,388

Energy - Integrated – 2.4%
Chevron Corp.	17,740	$1,845,315
Hess Corp.	22,830	1,565,225
Suncor Energy, Inc.	49,736	1,906,256

		$5,316,796

Food & Beverages – 4.8%
Groupe Danone	66,534	$4,734,086
Mead Johnson Nutrition Co., “A”	17,180	1,226,137
Nestle S.A.	37,165	2,364,221
PepsiCo, Inc.	37,750	2,417,510

		$10,741,954

Food & Drug Stores – 1.3%
Tesco PLC	471,172	$2,953,983

General Merchandise – 2.4%
Kohl’s Corp.	26,880	$1,470,605
Lojas Renner S.A.	50,100	1,800,673
Target Corp.	38,110	1,962,284

		$5,233,562

Internet – 2.1%
Google, Inc., “A” (a)	6,130	$3,700,620
Yahoo Japan Corp.	2,370	841,052

		$4,541,672

Machinery & Tools – 1.3%
Schindler Holding AG	24,236	$2,848,807

Major Banks – 5.1%
Bank of New York Mellon Corp.	41,980	$1,054,118
Credit Suisse Group AG	53,743	1,934,894
HSBC Holdings PLC	223,544	2,183,310
Julius Baer Group Ltd.	76,143	3,209,017
Standard Chartered PLC	118,905	3,023,053

		$11,404,392

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	123,800	$1,536,673

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Fresenius Medical Care AG & Co. KGaA	17,972	$1,378,449
Patterson Cos., Inc.	60,120	1,854,101

		$4,769,223

Medical Equipment – 4.6%
Becton, Dickinson & Co.	20,510	$1,714,841
DENTSPLY International, Inc.	29,570	1,120,407
Essilor International S.A.	16,638	1,333,272
Sonova Holding AG	24,014	2,255,389
Synthes, Inc. (n)	6,631	1,195,526
Thermo Fisher Scientific, Inc. (a)	26,480	1,591,183
Waters Corp. (a)	12,300	1,081,047

		$10,291,665

Metals & Mining – 2.0%
BHP Billiton PLC	118,522	$4,453,034

Network & Telecom – 0.6%
Cisco Systems, Inc.	86,800	$1,386,196

Oil Services – 2.7%
National Oilwell Varco, Inc.	34,670	$2,793,362
Schlumberger Ltd.	35,320	3,191,868

		$5,985,230

Other Banks & Diversified Financials – 4.7%
Akbank T.A.S.	214,290	$936,135
Banco Santander Brasil S.A., ADR	296,360	2,750,221
Credicorp Ltd.	13,050	1,274,985
HDFC Bank Ltd.	123,139	1,356,507
MasterCard, Inc., “A”	5,150	1,561,738
Visa, Inc., “A”	29,400	2,514,876

		$10,394,462

Pharmaceuticals – 4.1%
Allergan, Inc.	13,270	$1,078,984
Bayer AG	33,887	2,723,356
Johnson & Johnson	23,250	1,506,368
Roche Holding AG	6,280	1,125,672
Teva Pharmaceutical Industries Ltd., ADR	56,160	2,619,302

		$9,053,682

Railroad & Shipping – 1.3%
Kuehne & Nagel International AG	20,240	$2,810,346

Real Estate – 0.3%
Brasil Brokers Participacoes S.A.	168,100	$769,584

Specialty Chemicals – 6.1%
Akzo Nobel N.V.	41,803	$2,545,927
L’Air Liquide S.A.	8,670	1,188,130
Linde AG	18,689	3,356,778
Praxair, Inc.	20,210	2,094,564
Shin-Etsu Chemical Co. Ltd.	53,400	2,889,017
Symrise AG	52,504	1,436,812

		$13,511,228

Specialty Stores – 1.8%
Hennes & Mauritz AB, “B”	33,280	$1,134,391

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Industria de Diseno Textil S.A.	30,738	$2,775,672

		$3,910,063

Telecommunications - Wireless – 0.6%
MTN Group Ltd.	58,192	$1,256,844

Total Common Stocks		$220,468,352

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	1,233,155	$1,233,155

Total Investments		$221,701,507

Other Assets, Less Liabilities – 0.0%		2,518

Net Assets – 100.0%		$221,704,025

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,195,526, representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$95,168,187	$—	$—	$95,168,187
United Kingdom	—	26,199,580	—	26,199,580
France	—	26,081,053	—	26,081,053
Switzerland	1,195,526	18,397,536	—	19,593,062
Germany	8,800,587	1,378,449	—	10,179,036
Brazil	9,980,544	—	—	9,980,544
Netherlands	2,279,105	4,213,479	—	6,492,584
Israel	4,388,581	—	—	4,388,581
Taiwan	4,032,054	—	—	4,032,054
Other Countries	13,186,764	5,166,907	—	18,353,671
Mutual Funds	1,233,155	—	—	1,233,155

Total Investments	$140,264,503	$81,437,004	$—	$221,701,507

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $67,462,777 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,871,828 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,555,437

Gross unrealized appreciation	$30,243,987
Gross unrealized depreciation	(11,097,917)

Net unrealized appreciation (depreciation)	$19,146,070

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,592,737	33,921,002	(34,280,584)	1,233,155

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,148	$1,233,155

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	43.5%
United Kingdom	11.8%
France	11.8%
Switzerland	8.8%
Germany	4.6%
Brazil	4.5%
Netherlands	2.9%
Israel	2.0%
Taiwan	1.8%
Other Countries	8.3%

6

MFS® Strategic Income Fund

QUARTERLY REPORT

July 31, 2011

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 95.4%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018		$260,000	$286,975
Bombardier, Inc., 7.5%, 2018 (n)		470,000	526,400
Bombardier, Inc., 7.75%, 2020 (n)		155,000	174,375
CPI International Acquisition, Inc., 8%, 2018 (n)		320,000	304,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		345,000	258,750
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	133,632
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$505,000	521,413

			$2,205,545

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.603%, 2013		$863,278	$815,798

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016		$135,000	$148,331
Hanesbrands, Inc., 6.375%, 2020		165,000	164,175
Phillips-Van Heusen Corp., 7.375%, 2020		305,000	328,638

			$641,144

Asset-Backed & Securitized – 3.1%
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)		$386,183	$329,221
Anthracite Ltd., CDO, 6%, 2037 (z)		1,200,000	540,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.05%, 2045 (d)(z)		256,893	2,569
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040 (z)		483,595	269,321
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)		900,000	904,050
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		780,079	805,658
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)		743,793	684,289
Crest Ltd., CDO, 7%, 2040 (a)		436,247	21,812
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		476,283	477,023
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)		1,970,790	113,320
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)		2,043,482	161,639
First Union-Lehman Brothers Bank of America, FRN, 0.335%, 2035 (i)		10,815,330	181,698
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		297,498	305,486
GMAC LLC, FRN, 6.02%, 2033 (z)		807,134	836,169
Hertz Global Holdings, Inc., 4.26%, 2014 (n)		770,000	803,164
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)		310,000	317,399
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)		523,730	437,315
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		6,086,839	167,388
Prudential Securities Secured Financing Corp., FRN, 7.296%, 2013 (z)		875,000	879,607
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032 (z)		1,075,000	1,139,390

			$9,376,518

Automotive – 1.9%
Accuride Corp., 9.5%, 2018		$465,000	$496,388
Allison Transmission, Inc., 7.125%, 2019 (n)		430,000	421,400
Ford Motor Credit Co. LLC, 12%, 2015		1,523,000	1,912,209
General Motors Financial Co., Inc., 6.75%, 2018 (n)		425,000	433,500
Harley-Davidson Financial Services, 3.875%, 2016 (n)		1,130,000	1,164,027
Jaguar Land Rover PLC, 8.125%, 2021 (n)		430,000	435,375
RCI Banque S.A., 4.6%, 2016 (n)		820,000	854,422

			$5,717,321

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017		$285,000	$313,500

Broadcasting – 2.4%
Allbritton Communications Co., 8%, 2018		$255,000	$262,013

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
AMC Networks, Inc., 7.75%, 2021 (n)	$194,000	$204,185
CBS Corp., 5.75%, 2020	260,000	289,639
Citadel Broadcasting Corp., 7.75%, 2018 (n)	45,000	48,431
Clear Channel Communications, Inc., 9%, 2021 (n)	115,000	108,675
EH Holding Corp., 7.625%, 2021 (n)	190,000	195,700
Gray Television, Inc., 10.5%, 2015	80,000	83,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	380,000	403,275
Intelsat Bermuda Ltd., 11.25%, 2017	360,000	385,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,060,000	1,114,325
Lamar Media Corp., 6.625%, 2015	210,000	212,888
LBI Media, Inc., 8.5%, 2017 (z)	190,000	148,438
Liberty Media Corp., 8.5%, 2029	260,000	258,700
Local TV Finance LLC, 9.25%, 2015 (p)(z)	434,002	432,917
NBC Universal, Inc., 5.95%, 2041 (n)	939,000	986,620
Newport Television LLC, 13%, 2017 (n)(p)	129,843	125,921
Nexstar Broadcasting Group, Inc., 8.875%, 2017	130,000	136,825
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	143,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	52,875
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	211,050
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	180,000	200,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	440,000	466,400
Univision Communications, Inc., 6.875%, 2019 (n)	390,000	387,075
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	139,219
Univision Communications, Inc., 8.5%, 2021 (z)	80,000	79,200

		$7,076,271

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$225,000	$230,063
E*TRADE Financial Corp., 12.5%, 2017	130,000	155,350
TD AMERITRADE Holding Corp., 5.6%, 2019	1,600,000	1,738,019

		$2,123,432

Building – 1.0%
Associated Materials LLC, 9.125%, 2017	$80,000	$80,800
Building Materials Holding Corp., 6.875%, 2018 (n)	125,000	128,750
Building Materials Holding Corp., 7%, 2020 (n)	290,000	303,775
Building Materials Holding Corp., 6.75%, 2021 (n)	115,000	116,581
CEMEX Finance LLC, 9.5%, 2016 (n)	363,000	351,203
CEMEX S.A.B. de C.V., 9%, 2018 (n)	100,000	94,000
CEMEX S.A.B. de C.V., FRN, 5.246%, 2015 (n)	150,000	138,000
CRH PLC, 8.125%, 2018	590,000	707,334
Nortek, Inc., 10%, 2018 (n)	85,000	86,488
Nortek, Inc., 8.5%, 2021 (n)	435,000	405,638
Owens Corning, 9%, 2019	360,000	438,956

		$2,851,525

Business Services – 0.3%
Interactive Data Corp., 10.25%, 2018	$280,000	$312,200
Iron Mountain, Inc., 8.375%, 2021	140,000	149,800
SunGard Data Systems, Inc., 10.25%, 2015	293,000	303,988
SunGard Data Systems, Inc., 7.375%, 2018	120,000	121,800

		$887,788

Cable TV – 2.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$70,000	$72,625
Cablevision Systems Corp., 8.625%, 2017	210,000	232,050

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
CCH II LLC, 13.5%, 2016		$305,000	$359,900
CCO Holdings LLC, 7.875%, 2018		465,000	499,875
CCO Holdings LLC, 8.125%, 2020		380,000	417,050
Cequel Communications Holdings, 8.625%, 2017 (n)		160,000	170,200
CSC Holdings LLC, 8.5%, 2014		410,000	457,150
DIRECTV Holdings LLC, 5.875%, 2019		370,000	421,941
Insight Communications Co., Inc., 9.375%, 2018 (n)		240,000	260,100
Mediacom LLC, 9.125%, 2019		240,000	255,600
Myriad International Holdings B.V., 6.375%, 2017 (n)		376,000	406,569
TCI Communications, Inc., 9.8%, 2012		841,000	878,407
Time Warner Cable, Inc., 8.25%, 2019		920,000	1,179,034
UPCB Finance III Ltd., 6.625%, 2020 (n)		421,000	422,053
Videotron LTEE, 6.875%, 2014		115,000	116,294
Virgin Media Finance PLC, 9.5%, 2016		155,000	174,375
Virgin Media Finance PLC, 8.375%, 2019		160,000	178,800
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	135,000	198,346

			$6,700,369

Chemicals – 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$490,000	$529,200
Dow Chemical Co., 8.55%, 2019		1,410,000	1,862,743
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		435,000	461,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		70,000	72,450
Huntsman International LLC, 8.625%, 2021		450,000	501,188
Lyondell Chemical Co., 11%, 2018		1,058,097	1,198,295
Momentive Performance Materials, Inc., 12.5%, 2014		325,000	352,625
Momentive Performance Materials, Inc., 11.5%, 2016		256,000	272,640
Polypore International, Inc., 7.5%, 2017		275,000	292,188
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		347,000	366,564

			$5,908,993

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)		$607,000	$644,795
Syniverse Holdings, Inc., 9.125%, 2019 (n)		200,000	209,250

			$854,045

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$255,000	$279,225
Eagle Parent, Inc., 8.625%, 2019 (n)		160,000	153,600

			$432,825

Conglomerates – 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$305,000	$321,013
Dynacast International LLC, 9.25%, 2019 (z)		215,000	220,106
Griffon Corp., 7.125%, 2018 (n)		300,000	299,250
Pinafore LLC, 9%, 2018 (n)		500,000	546,250

			$1,386,619

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$227,000	$241,755

Consumer Products – 0.6%
ACCO Brands Corp., 10.625%, 2015		$30,000	$33,488
Easton-Bell Sports, Inc., 9.75%, 2016		240,000	264,900
Elizabeth Arden, Inc., 7.375%, 2021		180,000	187,200
Jarden Corp., 7.5%, 2020		315,000	330,750
Libbey Glass, Inc., 10%, 2015		216,000	234,360

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Visant Corp., 10%, 2017	$250,000	$258,438
Whirlpool Corp., 8%, 2012	429,000	451,360

		$1,760,496

Consumer Services – 1.1%
Realogy Corp., 10.5%, 2014	$74,000	$72,890
Realogy Corp., 11.5%, 2017	235,000	237,350
Service Corp. International, 7%, 2017	975,000	1,057,875
Service Corp. International, 7.625%, 2018	312,000	347,880
Western Union Co., 5.4%, 2011	1,610,000	1,632,772

		$3,348,767

Containers – 0.7%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$180,000	$184,500
Greif, Inc., 6.75%, 2017	915,000	965,325
Owens-Illinois, Inc., 7.375%, 2016	185,000	202,113
Packaging Dynamics Corp., 8.75%, 2016 (z)	105,000	108,150
Reynolds Group, 8.5%, 2016 (n)	145,000	151,163
Reynolds Group, 7.125%, 2019 (n)	355,000	345,238

		$1,956,489

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,425,900
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	441,143
ManTech International Corp., 7.25%, 2018	365,000	380,969

		$2,248,012

Electrical Equipment – 0.0%
CommScope, Inc., 8.25%, 2019 (z)	$130,000	$135,200

Electronics – 0.4%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$115,000	$128,225
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	185,000	201,650
Freescale Semiconductor, Inc., 8.05%, 2020 (z)	245,000	246,838
Jabil Circuit, Inc., 7.75%, 2016	260,000	291,200
Sensata Technologies B.V., 6.5%, 2019 (n)	415,000	419,150

		$1,287,063

Emerging Market Quasi-Sovereign – 2.2%
Banco do Brasil S.A., 5.875%, 2022 (n)	$808,000	$818,100
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	498,259
Development Bank of Kazakhstan, 5.5%, 2015 (n)	827,000	862,148
Gaz Capital S.A., 9.25%, 2019	177,000	227,003
IIRSA Norte Finance Ltd., 8.75%, 2024	259,538	298,858
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	599,000	607,985
Petrobras International Finance Co., 6.75%, 2041	414,000	464,344
Petroleos Mexicanos, 5.5%, 2021 (z)	47,000	50,608
Petroleos Mexicanos, 5.5%, 2021	618,000	659,406
Petroleos Mexicanos, 6.5%, 2041 (n)	56,000	59,238
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	748,045	819,109
SCF Capital Ltd., 5.375%, 2017 (n)	526,000	525,343
VEB Finance Ltd., 6.902%, 2020 (n)	618,000	670,530

		$6,560,931

Emerging Market Sovereign – 0.3%
Republic of Indonesia, 4.875%, 2021 (n)	$200,000	$210,500
Republic of Philippines, 5.5%, 2026	200,000	214,000

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Philippines, 6.375%, 2034	$300,000	$345,750

		$770,250

Energy - Independent – 3.5%
Anadarko Petroleum Corp., 5.95%, 2016	$910,000	$1,049,107
ATP Oil & Gas Corp., 11.875%, 2015	160,000	163,200
Bill Barrett Corp., 9.875%, 2016	255,000	288,150
Carrizo Oil & Gas, Inc., 8.625%, 2018	235,000	250,275
Chaparral Energy, Inc., 8.875%, 2017	355,000	365,650
Concho Resources, Inc., 8.625%, 2017	175,000	192,500
Concho Resources, Inc., 6.5%, 2022	365,000	381,425
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	170,000	163,625
Continental Resources, Inc., 8.25%, 2019	265,000	291,500
Denbury Resources, Inc., 8.25%, 2020	285,000	314,925
Energy XXI Gulf Coast, Inc., 9.25%, 2017	275,000	296,313
EXCO Resources, Inc., 7.5%, 2018	305,000	303,475
Harvest Operations Corp., 6.875%, 2017 (n)	455,000	474,338
LINN Energy LLC, 6.5%, 2019 (n)	115,000	114,856
LINN Energy LLC, 8.625%, 2020	105,000	116,288
LINN Energy LLC, 7.75%, 2021 (n)	206,000	219,390
Newfield Exploration Co., 6.625%, 2014	255,000	258,825
Newfield Exploration Co., 6.625%, 2016	270,000	278,438
Newfield Exploration Co., 6.875%, 2020	195,000	210,113
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,069,000	1,126,726
OPTI Canada, Inc., 8.25%, 2014 (d)	580,000	374,825
Petrohawk Energy Corp., 7.25%, 2018	105,000	122,063
Pioneer Natural Resources Co., 6.875%, 2018	280,000	307,984
Pioneer Natural Resources Co., 7.5%, 2020	725,000	834,991
QEP Resources, Inc., 6.875%, 2021	525,000	569,625
Quicksilver Resources, Inc., 9.125%, 2019	275,000	303,875
Range Resources Corp., 8%, 2019	190,000	209,950
SandRidge Energy, Inc., 8%, 2018 (n)	475,000	503,500
Talisman Energy, Inc., 7.75%, 2019	120,000	150,963
Whiting Petroleum Corp., 6.5%, 2018	155,000	159,650

		$10,396,545

Energy - Integrated – 1.3%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$290,882
BP Capital Markets PLC, 4.742%, 2021	760,000	825,875
CCL Finance Ltd., 9.5%, 2014 (n)	365,000	419,294
CCL Finance Ltd., 9.5%, 2014	243,000	279,146
Cenovus Energy, Inc., 4.5%, 2014	320,000	350,556
Hess Corp., 8.125%, 2019	270,000	350,335
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	525,450
Petro-Canada Financial Partnership, 5%, 2014	860,000	946,756

		$3,988,294

Engineering - Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$230,000	$232,300

Entertainment – 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$520,000	$552,500
AMC Entertainment, Inc., 9.75%, 2020	150,000	153,000
Cinemark USA, Inc., 8.625%, 2019	385,000	420,613

		$1,126,113

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – 2.7%
CIT Group, Inc., 5.25%, 2014 (n)		$400,000	$401,000
CIT Group, Inc., 7%, 2016		475,000	476,188
CIT Group, Inc., 7%, 2017		1,315,000	1,318,288
CIT Group, Inc., 6.625%, 2018 (n)		314,000	331,270
General Electric Capital Corp., 6%, 2019		300,000	339,177
General Electric Capital Corp., 5.5%, 2020		710,000	779,537
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		425,000	435,625
International Lease Finance Corp., 8.75%, 2017		380,000	424,650
International Lease Finance Corp., 7.125%, 2018 (n)		390,000	415,350
International Lease Finance Corp., 8.25%, 2020		70,000	77,875
Nationstar Mortgage LLC, 10.875%, 2015 (n)		485,000	506,825
ORIX Corp., 5.48%, 2011		970,000	981,027
SLM Corp., 8.45%, 2018		130,000	145,348
SLM Corp., 8%, 2020		960,000	1,051,827
Springleaf Finance Corp., 6.9%, 2017		455,000	425,994

			$8,109,981

Food & Beverages – 2.3%
Anheuser-Busch InBev S.A., 7.75%, 2019		$1,100,000	$1,433,392
ARAMARK Corp., 8.5%, 2015		240,000	249,600
B&G Foods, Inc., 7.625%, 2018		480,000	513,600
Kraft Foods, Inc., 6.125%, 2018		720,000	850,907
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,482,587
Pernod Ricard S.A., 5.75%, 2021 (n)		594,000	641,864
Pinnacle Foods Finance LLC, 9.25%, 2015		360,000	373,500
Pinnacle Foods Finance LLC, 10.625%, 2017		105,000	112,875
Pinnacle Foods Finance LLC, 8.25%, 2017		80,000	84,300
Sigma Alimentos S.A., 5.625%, 2018 (n)		150,000	154,500
TreeHouse Foods, Inc., 7.75%, 2018		235,000	251,156
Tyson Foods, Inc., 6.85%, 2016		560,000	623,700

			$6,771,981

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,062,104

Forest & Paper Products – 0.7%
Boise, Inc., 8%, 2020		$280,000	$294,700
Cascades, Inc., 7.75%, 2017		185,000	191,475
Fibria Overseas Finance, 6.75%, 2021 (n)		150,000	157,500
Georgia-Pacific Corp., 8%, 2024		250,000	308,278
Georgia-Pacific Corp., 7.25%, 2028		85,000	98,451
Graphic Packaging Holding Co., 7.875%, 2018		190,000	206,150
Inversiones CMPC S.A., 4.75%, 2018 (n)		427,000	438,023
JSG Funding PLC, 7.75%, 2015		25,000	25,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	285,799

			$2,005,876

Gaming & Lodging – 2.1%
American Casinos, Inc., 7.5%, 2021 (n)		$555,000	$577,200
Boyd Gaming Corp., 7.125%, 2016		220,000	205,700
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	311,108
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	158
GWR Operating Partnership LLP, 10.875%, 2017		135,000	146,813
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	666,256
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,603
Harrah’s Operating Co., Inc., 10%, 2018		228,000	204,060

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Host Hotels & Resorts, Inc., 6.75%, 2016		$190,000	$195,938
Host Hotels & Resorts, Inc., 9%, 2017		120,000	134,550
Marriott International, Inc., 5.625%, 2013		630,000	670,899
MGM Mirage, 10.375%, 2014		45,000	51,413
MGM Resorts International, 11.375%, 2018		300,000	348,000
MGM Resorts International, 9%, 2020		250,000	278,125
Penn National Gaming, Inc., 8.75%, 2019		445,000	490,613
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		200,000	208,500
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	62
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	106
Wyndham Worldwide Corp., 6%, 2016		400,000	434,264
Wyndham Worldwide Corp., 5.75%, 2018		760,000	804,087
Wyndham Worldwide Corp., 7.375%, 2020		280,000	317,489
Wynn Las Vegas LLC, 7.75%, 2020		270,000	298,350

			$6,346,294

Industrial – 0.9%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$204,250
Hyva Global B.V., 8.625%, 2016 (n)		200,000	204,000
Johns Hopkins University, 5.25%, 2019		1,180,000	1,345,200
Mueller Water Products, Inc., 7.375%, 2017		80,000	76,400
Mueller Water Products, Inc., 8.75%, 2020		243,000	264,870
Steelcase, Inc., 6.5%, 2011		589,000	590,003

			$2,684,723

Insurance – 2.8%
Aflac, Inc., 6.45%, 2040		$660,000	$687,821
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	1,336,931
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	1,819,050
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	496,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	847,944
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	471,824
Principal Financial Group, Inc., 8.875%, 2019		650,000	842,912
Prudential Financial, Inc., 6.2%, 2015		660,000	743,763
Unum Group, 7.125%, 2016		870,000	1,013,676

			$8,259,921

Insurance - Property & Casualty – 2.7%
Aon Corp., 3.5%, 2015		$760,000	$793,863
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,126,169
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	390,876
CNA Financial Corp., 5.875%, 2020		990,000	1,061,772
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		435,000	575,288
PartnerRe Ltd., 5.5%, 2020		583,000	603,430
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	937,614
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,261,853
USI Holdings Corp., 9.75%, 2015 (z)		220,000	217,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,089,525

			$8,058,190

International Market Quasi-Sovereign – 3.4%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$526,394
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	525,433
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,303,334
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,138,952
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,495,448

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Lloyds TSB Bank PLC, FRN, 1.246%, 2012 (n)		$1,000,000	$1,006,218
Royal Bank of Scotland PLC, FRN, 6.99%, 2012 (n)		1,497,000	1,503,766
Swedbank AB, 2.8%, 2012 (n)		300,000	303,557
Vestjysk Bank A/S, FRN, 0.795%, 2013 (n)		710,000	714,481
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	556,470

			$10,074,053

International Market Sovereign – 13.5%
Federal Republic of Germany, 3.75%, 2015	EUR	1,679,000	$2,596,126
Federal Republic of Germany, 4.25%, 2018	EUR	682,000	1,111,075
Federal Republic of Germany, 6.25%, 2030	EUR	826,000	1,675,328
Government of Bermuda, 5.603%, 2020 (n)		$295,000	328,556
Government of Canada, 4.5%, 2015	CAD	546,000	628,599
Government of Canada, 4.25%, 2018	CAD	290,000	339,304
Government of Canada, 5.75%, 2033	CAD	86,000	124,790
Government of Japan, 1.3%, 2014	JPY	273,300,000	3,672,629
Government of Japan, 1.7%, 2017	JPY	384,350,000	5,338,069
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,718,176
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,828,954
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,133,190
Kingdom of Spain, 4.6%, 2019	EUR	1,041,000	1,371,144
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,846,000	2,819,016
Kingdom of the Netherlands, 5.5%, 2028	EUR	226,000	410,792
Republic of Austria, 4.65%, 2018	EUR	893,000	1,431,805
Republic of France, 6%, 2025	EUR	707,000	1,302,674
Republic of France, 4.75%, 2035	EUR	958,000	1,582,482
Republic of Iceland, 4.875%, 2016 (n)		$994,000	1,000,450
Republic of Ireland, 4.5%, 2020	EUR	300,000	279,420
Republic of Italy, 4.75%, 2013	EUR	1,849,000	2,675,426
Republic of Italy, 5.25%, 2017	EUR	2,467,000	3,517,892
United Kingdom Treasury, 8%, 2015	GBP	874,000	1,831,044
United Kingdom Treasury, 8%, 2021	GBP	330,000	783,110
United Kingdom Treasury, 4.25%, 2036	GBP	458,000	781,953

			$40,282,004

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$837,655
Province of Ontario, 5.45%, 2016		745,000	865,840

			$1,703,495

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,218,801
Case Corp., 7.25%, 2016		145,000	159,500
Case New Holland, Inc., 7.875%, 2017 (n)		775,000	877,688
RSC Equipment Rental, Inc., 8.25%, 2021		125,000	129,063

			$2,385,052

Major Banks – 5.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,338,600
Bank of America Corp., 7.375%, 2014		460,000	514,241
Bank of America Corp., 8% to 2018, FRN to 2049		780,000	803,330
Barclays Bank PLC, 5.125%, 2020		770,000	790,756
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	206,903
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	561,000
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	809,196
Credit Suisse New York, 5.5%, 2014		650,000	716,123

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 6%, 2014	$450,000	$494,397
HSBC USA, Inc., 4.875%, 2020	930,000	936,203
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	590,000	579,933
JPMorgan Chase & Co., 4.625%, 2021	870,000	887,226
JPMorgan Chase Capital XXII, 6.45%, 2087	616,000	624,743
JPMorgan Chase Capital XXVII, 7%, 2039	161,000	163,631
Macquarie Group Ltd., 6%, 2020 (n)	933,000	943,239
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	441,789
Morgan Stanley, 6%, 2014	620,000	675,762
Morgan Stanley, 7.3%, 2019	250,000	287,467
Morgan Stanley, 5.625%, 2019	420,000	438,117
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	145,000	128,688
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	460,000	396,750
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	891,006
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	710,883
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	433,856

		$14,773,839

Medical & Health Technology & Services – 2.7%
Biomet, Inc., 10%, 2017	$190,000	$207,100
Biomet, Inc., 10.375%, 2017 (p)	135,000	147,150
Biomet, Inc., 11.625%, 2017	165,000	181,706
Cardinal Health, Inc., 5.8%, 2016	840,000	966,029
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	90,000	90,000
Davita, Inc., 6.375%, 2018	385,000	393,181
Davita, Inc., 6.625%, 2020	125,000	127,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	209,975
HCA, Inc., 9.25%, 2016	475,000	506,766
HCA, Inc., 8.5%, 2019	775,000	854,438
HealthSouth Corp., 8.125%, 2020	660,000	714,450
Hospira, Inc., 6.05%, 2017	490,000	565,688
McKesson Corp., 5.7%, 2017	370,000	431,530
Owens & Minor, Inc., 6.35%, 2016	710,000	756,398
United Surgical Partners International, Inc., 8.875%, 2017	85,000	88,400
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	136,175
Universal Health Services, Inc., 7%, 2018	130,000	135,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	490,438
Universal Hospital Services, Inc., FRN, 3.778%, 2015	90,000	85,050
Vanguard Health Systems, Inc., 8%, 2018	490,000	502,250
VWR Funding, Inc., 10.25%, 2015 (p)	359,125	377,979

		$7,967,403

Metals & Mining – 2.2%
ArcelorMittal, 5.5%, 2021	$1,780,000	$1,823,453
Arch Coal, Inc., 7%, 2019 (n)	335,000	350,913
Arch Western Finance LLC, 6.75%, 2013	139,000	139,869
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	100,000	115,375
Cloud Peak Energy, Inc., 8.25%, 2017	450,000	481,500
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	394,656
Consol Energy, Inc., 8%, 2017	195,000	214,988
Consol Energy, Inc., 8.25%, 2020	130,000	144,625
Gold Fields Ltd., 4.875%, 2020 (n)	619,000	600,430
Novelis, Inc., 8.375%, 2017	150,000	163,313
Novelis, Inc., 8.75%, 2020	70,000	77,875
Southern Copper Corp., 6.75%, 2040	450,000	476,854

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Vale Overseas Ltd., 5.625%, 2019	$134,000	$147,370
Vale Overseas Ltd., 4.625%, 2020	437,000	451,163
Vale Overseas Ltd., 6.875%, 2039	303,000	350,449
Vedanta Resources PLC, 8.25%, 2021 (n)	499,000	515,866

		$6,448,699

Mortgage-Backed – 1.6%
Fannie Mae, 5.5%, 2019 - 2034	$1,844,589	$2,007,921
Fannie Mae, 6.5%, 2031	125,920	144,035
Fannie Mae, 6%, 2034 (f)	1,468,733	1,633,613
Freddie Mac, 4.224%, 2020	818,658	870,433

		$4,656,002

Natural Gas - Distribution – 0.1%
AmeriGas Partners LP, 7.125%, 2016	$193,000	$200,479

Natural Gas - Pipeline – 1.7%
Crosstex Energy, Inc., 8.875%, 2018	$430,000	$467,625
El Paso Corp., 7%, 2017	410,000	474,818
El Paso Corp., 7.75%, 2032	325,000	386,014
Energy Transfer Equity LP, 7.5%, 2020	470,000	502,900
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	196,838
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	119,074
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	843,910
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,155,346
Spectra Energy Capital LLC, 8%, 2019	679,000	854,433

		$5,000,958

Network & Telecom – 2.0%
AT&T, Inc., 5.5%, 2018	$660,000	$757,002
CenturyLink, Inc., 7.6%, 2039	105,000	105,878
Cincinnati Bell, Inc., 8.25%, 2017	90,000	91,350
Cincinnati Bell, Inc., 8.75%, 2018	235,000	225,013
Citizens Communications Co., 9%, 2031	115,000	118,881
France Telecom, 4.375%, 2014	640,000	695,439
Frontier Communications Corp., 8.125%, 2018	480,000	526,800
Qwest Communications International, Inc., 8%, 2015	105,000	114,188
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	288,900
Qwest Corp., 7.5%, 2014	560,000	632,800
Telefonica S.A., 5.877%, 2019	760,000	793,986
Verizon Communications, Inc., 8.75%, 2018	690,000	925,059
Windstream Corp., 8.125%, 2018	55,000	58,850
Windstream Corp., 7.75%, 2020	445,000	471,700
Windstream Corp., 7.75%, 2021	115,000	121,900

		$5,927,746

Oil Services – 0.7%
Expro Finance Luxembourg, 8.5%, 2016 (n)	$305,000	$305,763
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	425,000	442,000
Pioneer Drilling Co., 9.875%, 2018	375,000	402,188
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (z)	758,000	771,265
Unit Corp., 6.625%, 2021	55,000	55,550

		$1,976,766

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,056,000	$1,098,240

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – continued
Petroplus Holdings AG, 9.375%, 2019 (n)	$210,000	$211,575

		$1,309,815

Other Banks & Diversified Financials – 3.5%
American Express Centurion Bank, 5.5%, 2013	$510,000	$544,926
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	800,000	783,231
Bancolombia S.A., 5.95%, 2021 (n)	398,000	411,930
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	460,000	476,100
Bosphorus Financial Services Ltd., FRN, 2.061%, 2012 (z)	150,000	149,453
Citigroup, Inc., 6.375%, 2014	630,000	701,474
Citigroup, Inc., 6.01%, 2015	530,000	589,485
Citigroup, Inc., 8.5%, 2019	461,000	579,326
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	747,781
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	265,000	248,438
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,106,444
Santander Holdings USA, Inc., 4.625%, 2016	130,000	134,308
Santander UK PLC, 8.963% to 2030, FRN to 2049	618,000	667,440
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	986,659
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,086,400
Union Bank, 3%, 2016	1,250,000	1,262,463

		$10,475,858

Pharmaceuticals – 1.5%
Celgene Corp., 3.95%, 2020	$890,000	$893,167
Hypermarcas S.A., 6.5%, 2021 (n)	150,000	151,200
Pfizer, Inc., 6.2%, 2019	1,280,000	1,551,858
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,345,316
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	410,893

		$4,352,434

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 2021	$730,000	$795,147
WCA Waste Corp., 7.5%, 2019 (n)	275,000	275,000

		$1,070,147

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$200,000	$219,000

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$28,530	$30,170
McClatchy Co., 11.5%, 2017	105,000	111,038
Nielsen Finance LLC, 11.5%, 2016	133,000	154,613
Nielsen Finance LLC, 7.75%, 2018 (n)	270,000	286,200

		$582,021

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$380,000	$408,500
Kansas City Southern Railway, 6.125%, 2021 (n)	125,000	127,813

		$536,313

Real Estate – 1.6%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	$130,000	$118,625
Entertainment Properties Trust, REIT, 7.75%, 2020	250,000	280,000
HCP, Inc., REIT, 5.375%, 2021	806,000	863,028
Kennedy Wilson, Inc., 8.75%, 2019 (n)	165,000	165,000
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	225,792
MPT Operating Partnership, 6.875%, 2021 (n)	175,000	171,500
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,076,703

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
WEA Finance LLC, REIT, 6.75%, 2019 (n)	$590,000	$683,272
Yanlord Land Group Ltd., 10.625%, 2018 (n)	200,000	203,000

		$4,786,920

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,364,931
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	210,000	210,525
Limited Brands, Inc., 5.25%, 2014	242,000	254,705
Limited Brands, Inc., 6.9%, 2017	205,000	221,400
Limited Brands, Inc., 7%, 2020	135,000	143,438
Limited Brands, Inc., 6.95%, 2033	115,000	106,375
Macy’s, Inc., 8.125%, 2015	860,000	1,028,747
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	298,538
QVC, Inc., 7.375%, 2020 (n)	200,000	220,500
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	599,200
Staples, Inc., 9.75%, 2014	690,000	820,885
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	160,500
Toys “R” Us, Inc., 10.75%, 2017	415,000	466,875
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	130,000	131,300

		$6,027,919

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$210,000	$224,438
Michaels Stores, Inc., 7.75%, 2018	210,000	210,000

		$434,438

Steel – 0.2%
JSC Severstal, 6.25%, 2016 (z)	$579,000	$583,741

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$814,302

Telecommunications - Wireless – 2.6%
American Tower Corp., 4.625%, 2015	$440,000	$472,696
Clearwire Corp., 12%, 2015 (n)	600,000	612,750
Cricket Communications, Inc., 7.75%, 2020	320,000	317,600
Crown Castle International Corp., 9%, 2015	175,000	191,625
Crown Castle International Corp., 7.125%, 2019	800,000	853,000
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	935,809
Digicel Group Ltd., 12%, 2014 (n)	100,000	115,500
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	385,538
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	106,000
MetroPCS Wireless, Inc., 7.875%, 2018	250,000	265,938
NII Holdings, Inc., 10%, 2016	255,000	293,888
NII Holdings, Inc., 8.875%, 2019	165,000	181,500
NII Holdings, Inc., 7.625%, 2021	115,000	120,750
Rogers Cable, Inc., 5.5%, 2014	659,000	729,069
Sprint Capital Corp., 6.875%, 2028	225,000	213,750
Sprint Nextel Corp., 8.375%, 2017	310,000	338,675
VimpelCom Ltd., 7.748%, 2021 (n)	200,000	206,286
VimpelCom Ltd., 7.504%, 2022 (n)	739,000	739,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	455,000	504,481
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	244,388

		$7,828,243

Telephone Services – 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$120,000	$126,300

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,387,923
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	929,903
Lorillard Tobacco Co., 8.125%, 2019	329,000	395,249
Lorillard Tobacco Co., 6.875%, 2020	480,000	535,760
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,221,538

		$4,470,373

Transportation – 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$133,000	$133,333

Transportation - Services – 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$240,000	$208,060
American Petroleum Tankers LLC, 10.25%, 2015	136,000	140,760
Commercial Barge Line Co., 12.5%, 2017	580,000	648,150
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,098,363
Hertz Corp., 8.875%, 2014	40,000	41,010
Hertz Corp., 7.5%, 2018 (n)	195,000	201,338
Hertz Corp., 7.375%, 2021 (n)	145,000	148,263
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	135,000	130,613
Navios Maritime Acquisition Corp., 8.625%, 2017	120,000	116,100
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	152,250
Swift Services Holdings, Inc., 10%, 2018	200,000	215,250

		$3,100,157

U.S. Government Agencies and Equivalents – 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$244,938

Utilities - Electric Power – 3.5%
AES Corp., 8%, 2017	$485,000	$523,800
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	870,570
Calpine Corp., 8%, 2016 (n)	280,000	302,400
Calpine Corp., 7.875%, 2020 (n)	395,000	416,725
CMS Energy Corp., 4.25%, 2015	760,000	792,680
Covanta Holding Corp., 7.25%, 2020	210,000	227,906
Duke Energy Corp., 3.35%, 2015	1,230,000	1,293,306
Dynegy Holdings, Inc., 7.5%, 2015	105,000	76,125
Dynegy Holdings, Inc., 7.75%, 2019	410,000	278,800
Edison Mission Energy, 7%, 2017	360,000	273,600
EDP Finance B.V., 6%, 2018 (n)	1,100,000	981,357
Energy Future Holdings Corp., 10%, 2020	360,000	378,052
Energy Future Holdings Corp., 10%, 2020	755,000	796,634
Exelon Generation Co. LLC, 5.2%, 2019	360,000	385,073
FirstEnergy Corp., 6.45%, 2011	39,000	39,604
GenOn Energy, Inc., 9.875%, 2020	455,000	480,025
NRG Energy, Inc., 7.375%, 2017	265,000	277,919
NRG Energy, Inc., 8.25%, 2020	565,000	581,950
PPL WEM Holdings PLC, 3.9%, 2016 (n)	930,000	973,093
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	170,000	157,250
Waterford 3 Funding Corp., 8.09%, 2017	355,834	355,713
		$10,462,582

Total Bonds		$283,598,308

Floating Rate Loans (g)(r) – 0.2%
Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.69%, 2014	$108,125	$105,638

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – continued
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			$84,919	$85,290

				$190,928

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017			$130,430	$127,475

Gaming & Lodging – 0.1%
MGM Mirage, Inc., Term Loan E, 7%, 2014			$192,835	$188,857

Total Floating Rate Loans				$507,260

Convertible Preferred Stocks – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%			7,040	$325,318

Insurance – 0.1%
MetLife, Inc., 5%			3,740	$291,496

Total Convertible Preferred Stocks				$616,814

Common Stocks – 0.1%
Automotive – 0.0%
Accuride Corp.			6,738	$77,150

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc.			38	$102,600

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)			7,311	$115,294

Total Common Stocks				$295,044

Preferred Stocks – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., “A”, 7%			20,834	$512,933
Ally Financial, Inc., 8.5% (n)			160	145,360
GMAC Capital Trust I, 8.125%			9,100	233,142

Total Preferred Stocks				$891,435

	Strike Price	First Exercise
Warrants – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant)(a)	$0.01	7/14/10	91	$245,700

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value			7,523,398	$7,523,398

Total Investments				$293,677,959

Other Assets, Less Liabilities – 1.2%				3,553,843

Net Assets – 100.0%				$297,231,802

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,364,616 representing 26.7% of net assets.
(p)	Payment-in-kind security.

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$236,176	$208,060
ARCap REIT, Inc., CDO, “H”, FRN, 6.05%, 2045	9/21/04-6/21/11	9,633	2,569
American Media, Inc., 13.5%, 2018	12/28/10	28,964	30,170
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019	1/28/10	287,847	329,221
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,104,603	540,000
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	230,907	232,300
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040	3/01/06	483,595	269,321
Bosphorus Financial Services Ltd., FRN, 2.061%, 2012	3/08/05	150,000	149,453
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	901,105	904,050
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	780,079	805,658
CommScope, Inc., 8.25%, 2019	7/20/11-7/21/11	136,894	135,200
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10	575,004	684,289
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	217,555	220,106
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02	66,743	113,320
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03	169,268	161,639
Freescale Semiconductor, Inc., 8.05%, 2020	7/06/11	246,008	246,838
GMAC LLC, FRN, 6.02%, 2033	11/17/00	807,134	836,169
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,791	133,632
JSC Severstal, 6.25%, 2016	7/19/11	579,000	583,741
LBI Media, Inc., 8.5%, 2017	7/18/07	187,814	148,438
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	426,897	432,917
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	157,400	167,388
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	137,971	130,613
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	106,527	108,150
Petroleos Mexicanos, 5.5%, 2021	7/20/11	49,352	50,608
Prudential Securities Secured Financing Corp., FRN, 7.296%, 2013	12/06/04	897,928	879,607
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018	7/20/11	753,081	771,265
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032	1/07/05	1,171,065	1,139,390
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11-7/11/11	204,466	208,500
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	221,943	217,800
Univision Communications, Inc., 8.5%, 2021	7/26/11	80,100	79,200
Ziggo Bond Co. B.V., 8%, 2018	7/21/11-7/22/11	202,272	198,346

Total Restricted Securities			$11,117,958
% of Net assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third -party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/11 - continued

The following is a summary of the levels used as of July 31,2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,440,039	$493,660	$115,294	$2,048,993
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	244,938	—	244,938
Non-U.S. Sovereign Debt	—	57,687,238	—	57,687,238
Corporate Bonds	—	156,620,582	—	156,620,582
Residential Mortgage-Backed Securities	—	4,656,002	—	4,656,002
Commercial Mortgage-Backed Securities	—	5,067,378	—	5,067,378
Asset-Backed Securities (including CDOs)	—	4,309,140	—	4,309,140
Foreign Bonds	—	55,013,030	—	55,013,030
Floating Rate Loans	—	507,260	—	507,260
Mutual Funds	7,523,398	—	—	7,523,398

Total Investments	$8,963,437	$284,599,228	$115,294	$293,677,959

Other Financial Instruments
Futures	$(11,050)	$—	$—	$(11,050)
Swaps	—	27,220	—	27,220
Forward Foreign Currency Exchange Contracts	—	(130,148)	—	(130,148)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/10	$29,171
Realized gain (loss)	(10,199)
Change in unrealized appreciation (depreciation)	(18,972)
Sales	0
Transfers into level 3	115,294

Balance as of 7/31/11	$115,294

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$278,214,351

Gross unrealized appreciation	$20,870,438
Gross unrealized depreciation	(5,406,830)

Net unrealized appreciation (depreciation)	$15,463,608

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	2,308,256	10/12/11	$3,302,930	$3,310,955	$8,025
SELL	EUR	Barclays Bank PLC	68,788	10/12/11	98,850	98,669	181
SELL	EUR	UBS AG	9,615,106	9/15/11	13,853,252	13,801,907	51,345
BUY	IDR	JP Morgan Chase Bank	4,086,041,000	10/21/11	475,342	475,627	285
BUY	SEK	Deutsche Bank AG	281,704	10/12/11	44,308	44,600	292

							$60,128

Liability Derivatives
SELL	CAD	UBS AG	1,534,747	10/12/11	$1,595,819	$1,603,757	$(7,938)
BUY	CNY	Deutsche Bank AG	9,233,000	11/16/11	1,437,379	1,435,315	(2,064)
SELL	EUR	CS First Boston	74,095	10/12/11	106,182	106,281	(99)
SELL	GBP	Barclays Bank PLC	1,021,362	10/12/11	1,629,828	1,675,306	(45,478)
SELL	GBP	Deutsche Bank AG	1,021,362	10/12/11	1,629,828	1,675,306	(45,478)
SELL	JPY	JP Morgan Chase Bank	130,170,629	10/12/11	1,603,087	1,692,306	(89,219)

							$(190,276)

Futures Contracts Outstanding 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Short)	USD	3	$384,375	September-2011	$(11,050)

Swap Agreements at 7/31/11

Expiration		National Amount		Counterparty	Cash Flows to Receive	Cash Flows to pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	1,260,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$27,220

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,827.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/11 - continued

emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,146,433	58,839,349	(54,462,384)	7,523,398

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,856	$7,523,398

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	61.6%
United Kingdom	5.3%
Japan	4.8%
France	2.7%
Italy	2.6%
Netherlands	2.5%
Canada	2.4%
Germany	2.4%
Brazil	1.7%
Other Countries	14.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.